Schedule of Investments (unaudited)
November 30, 2024
 Western Asset SMASh Series TF Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 96.5%
Alabama — 4.9%
Black Belt Energy Gas District, AL, Gas Project Revenue Bonds:
Project No 6, Series B	4.000%	12/1/26	$80,000	$80,553 (a)(b)
Series D-1, Refunding	5.500%	2/1/29	200,000	213,699 (a)(b)
Series F	5.500%	12/1/28	750,000	798,229 (a)(b)
Energy Southeast, A Cooperative District Energy, AL, Supply Revenue, Series B-1	5.750%	11/1/31	1,000,000	1,112,531 (a)(b)
Hoover, AL, IDA Revenue, United States Steel Corp. Project, Series 2019	5.750%	10/1/49	100,000	105,189 (c)
Jefferson County, AL, Sewer Revenue:
Warrants, Series 2024, Refunding	5.250%	10/1/49	1,000,000	1,087,144
Warrants, Series 2024, Refunding	5.500%	10/1/53	750,000	827,781
Mobile County, AL, IDA Revenue, Solid Waste Disposal Facility, Calvert LLC Project, Series A	5.000%	6/1/54	450,000	458,545 (c)
Southeast Alabama Gas Supply District, Gas Supply Revenue, Project No 1, Series A, Refunding	5.000%	4/1/32	500,000	537,592
Total Alabama				5,221,263
Alaska — 0.2%
Alaska State Housing Finance Corp. Revenue, State Capital Project II, Series B, Refunding	5.000%	12/1/37	75,000	79,775
Anchorage, AK, Port Revenue, Series A	5.000%	12/1/50	150,000	154,358 (c)
Total Alaska				234,133
Arizona — 3.5%
Arizona State IDA, Education Revenue:
Academies Math & Science Project, Refunding, SD Credit Program	5.000%	7/1/37	45,000	45,996
Academies Math & Science Project, Refunding, SD Credit Program	5.000%	7/1/38	500,000	512,329
Academies Math & Science Project, Series S, Refunding, SD Credit Program	5.000%	7/1/47	50,000	50,488
Chandler, AZ, IDA Revenue:
Intel Corp. Project	3.800%	6/15/28	1,000,000	1,016,451 (a)(b)
Intel Corp. Project	4.100%	6/15/28	250,000	251,717 (a)(b)(c)
Intel Corp. Project	4.000%	6/1/29	750,000	758,555 (a)(b)(c)
Maricopa County, AZ, IDA, Legacy Traditional School Projects, Series A, Refunding, SD Credit Program	4.000%	7/1/34	400,000	401,578
Phoenix, AZ, IDA, Great Hearts Academies, Refunding	5.000%	7/1/36	75,000	75,345
Salt Verde, AZ, Financial Corp., Natural Gas Revenue, Series 2007	5.000%	12/1/32	495,000	538,984
Total Arizona				3,651,443
Arkansas — 0.2%
Arkansas State Development Finance Authority, Environmental Improvement Revenue, United States Steel Corporation Project, Green Bonds	5.700%	5/1/53	200,000	212,605 (c)
California — 7.4%
Alameda, CA, Corridor Transportation Authority Revenue:
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	50,000	51,222
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/36	50,000	51,159
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/37	200,000	204,515
California State Community Choice Financing Authority Revenue:
Clean Energy Project, Green Bonds, Series A-1	4.000%	8/1/28	200,000	203,126 (a)(b)
Clean Energy Project, Green Bonds, Series B	5.000%	12/1/32	2,200,000	2,387,098 (a)(b)
Clean Energy Project, Green Bonds, Series B-1	5.000%	8/1/29	500,000	530,275 (a)(b)
See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2024
 Western Asset SMASh Series TF Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
California — continued
Clean Energy Project, Green Bonds, Series C	5.000%	10/1/32	$350,000	$379,432 (a)(b)
Clean Energy Project, Green Bonds, Series E	5.000%	9/1/32	1,750,000	1,908,499 (a)(b)
California State MFA Revenue:
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/34	100,000	103,681 (c)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	100,000	101,764 (c)
California State MFA Special Facility Revenue, United Airlines, Inc., Los Angeles International Airport Project	4.000%	7/15/29	75,000	74,805 (c)
Long Beach, CA, Bond Finance Authority Revenue, Natural Gas Purchase, Series A	5.500%	11/15/37	50,000	58,704
Los Angeles, CA, Department of Airports Revenue, Subordinated, Los Angeles International Airport, Series C	5.000%	5/15/37	95,000	98,157 (c)
Los Angeles, CA, Wastewater System Revenue, Green Bonds, Subordinated, Series A	5.000%	6/1/48	100,000	104,976
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series A	6.125%	11/1/29	40,000	42,843
Series B	6.125%	11/1/29	115,000	123,168
River Islands, CA, Public Financing Authority, Special Tax Revenue:
Community Facilities District No 2003-1, Series A-1, Refunding, AGM	5.250%	9/1/52	250,000	271,483
Community Facilities District No 2023-1	5.500%	9/1/48	250,000	267,399
Riverside, CA, Electric Revenue, Series A, Refunding	5.000%	10/1/48	100,000	105,906
San Francisco, CA, City & County Airport Commission, International Airport Revenue:
Second Series A, Unrefunded	5.000%	5/1/47	400,000	405,669 (c)
SFO Fuel Co. LLC, Series A, Refunding	5.000%	1/1/33	100,000	105,504 (c)
San Mateo County, CA, Joint Powers Financing Authority, Lease Revenue, Capital Project, Series A	5.000%	7/15/43	50,000	52,841
Sanger, CA, USD Revenue, COP, Capital Projects, Unrefunded, AGM	5.000%	6/1/52	20,000	20,009
Tobacco Securitization Authority of Southern California Revenue, Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/48	100,000	103,436
Total California				7,755,671
Colorado — 1.6%
Colorado Springs, CO, Utilities System Revenue, Series B	4.000%	11/15/46	325,000	326,070
Colorado State Educational & Cultural Facilities Authority Revenue, University of Denver Project, Series A	5.000%	3/1/43	50,000	51,506
Colorado State Health Facilities Authority Revenue:
Commonspirit Health Project, Series A	5.500%	11/1/47	150,000	167,814
Commonspirit Health Project, Series A	5.250%	11/1/52	150,000	162,962
Improvement and Refunding Revenue, Bethesda Project, Series A	5.000%	9/15/48	50,000	49,176
Colorado State High Performance Transportation Enterprise Revenue:
C-470 Express Lanes	5.000%	12/31/47	100,000	100,024
C-470 Express Lanes	5.000%	12/31/51	230,000	230,026
Denver, CO, City & County Airport System Revenue, Subordinated, Series B, Refunding	5.000%	11/15/32	500,000	546,073 (c)
Denver, CO, City & County Special Facility Apartment Revenue, United Airlines Inc. Project, Refunding	5.000%	10/1/32	100,000	100,028 (c)
Total Colorado				1,733,679
See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2024 Quarterly Report

 Western Asset SMASh Series TF Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Connecticut — 0.3%
Connecticut State HEFA Revenue, Sacred Heart University Issue, Series I-1, Refunding	5.000%	7/1/36	$50,000	$51,736
Connecticut State, GO, Series A	4.000%	4/15/37	125,000	127,275
University of Connecticut, Student Fee Revenue, Series A	5.000%	11/15/43	100,000	105,235
Total Connecticut				284,246
District of Columbia — 0.6%
District of Columbia Revenue, KIPP DC Project, Series B, Refunding	5.000%	7/1/42	75,000	76,851
Metropolitan Washington, DC, Airports Authority Aviation Revenue, Series A, Refunding	5.000%	10/1/30	500,000	541,490 (c)
Total District of Columbia				618,341
Florida — 5.5%
Broward County, FL, Airport System Revenue:
Series 2017	5.000%	10/1/47	50,000	50,823 (c)
Series A	5.000%	10/1/45	250,000	251,032 (c)
Broward County, FL, Port Facilities Revenue, Series B	5.000%	9/1/31	200,000	216,474 (c)
Florida State Development Finance Corp., Revenue:
Brightline Passenger Rail Project, Refunding, AGM	5.250%	7/1/47	500,000	530,324 (c)
Brightline Passenger Rail Project, Refunding, AGM	5.250%	7/1/53	900,000	946,564 (c)
Florida State Insurance Assistance Interlocal Agency Inc., Revenue, Series A-1, Refunding	5.000%	9/1/26	750,000	766,630
Fort Pierce, FL, Utilities Authority Revenue, Series A, Refunding, AGM	4.000%	10/1/52	100,000	100,018
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue, Priority Subordinated, Series A	5.000%	10/1/47	25,000	25,411 (c)
Hillsborough County, FL, Aviation Authority Revenue, Tampa International Airport, Series E	5.000%	10/1/43	200,000	205,881 (c)
Miami-Dade County, FL, Aviation Revenue, Series B, Refunding	5.000%	10/1/40	200,000	204,086 (c)
Miami-Dade County, FL, Seaport Revenue, Senior Bonds, Series A, Refunding	5.250%	10/1/52	650,000	695,325 (c)
Orange County, FL, Health Facilities Authority Revenue, Orlando Health Inc., Series A	5.000%	10/1/53	250,000	266,185
Palm Beach County, FL, Health Facilities Authority Revenue:
ACTS Retirement-Life Communities, Series B	5.000%	11/15/42	500,000	521,667
Jupiter Medical Center Project, Series A	5.000%	11/1/34	200,000	216,990
Volusia County, FL, EFA Revenue, Educational Facilities Embry-Riddle Aeronautical University Inc. Project, Refunding	5.000%	10/15/47	500,000	513,422
Wildwood, FL, Village Community Development District No 15, Special Assessment Revenue	5.250%	5/1/54	250,000	259,772
Total Florida				5,770,604
Georgia — 1.2%
Cobb County, GA, Kennestone Hospital Authority Revenue, Wellstar Health System, Inc. Project, Series A, Refunding	5.000%	4/1/50	250,000	261,748
Georgia State Higher Education Facilities Authority Revenue, USG Real Estate, Refunding	5.000%	6/15/33	50,000	53,610
Georgia State Municipal Electric Authority, Power Revenue:
Plant Vogtle Units 3&4, Project M, Series A	5.250%	7/1/64	200,000	214,826
Plant Vogtle Units 3&4, Project P, Series A	5.500%	7/1/64	150,000	163,134
Project One, Subordinated, Series A, Refunding	5.000%	1/1/45	100,000	106,008
See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2024
 Western Asset SMASh Series TF Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Georgia — continued
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.000%	5/15/43	$200,000	$207,749
Series C	5.000%	9/1/30	250,000	268,042 (a)(b)
Total Georgia				1,275,117
Hawaii — 0.5%
Honolulu, HI, City & County Wastewater System Revenue:
First Senior Bond Resolution, Series A	3.000%	7/1/41	500,000	438,361
First Senior Bond Resolution, Series A, Refunding	5.000%	7/1/38	100,000	114,974 (d)
Total Hawaii				553,335
Idaho — 0.1%
Idaho State Health Facilities Authority Revenue, Trinity Health Credit Group, Series A	5.000%	12/1/47	100,000	102,618
Illinois — 10.9%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue:
Series 2018	5.000%	4/1/42	100,000	101,716
Series 2023	5.750%	4/1/48	750,000	822,980
Chicago, IL, Board of Education, GO:
Dedicated, Series A	5.875%	12/1/47	500,000	541,969
Dedicated, Series H	5.000%	12/1/46	850,000	850,466
Series A	5.000%	12/1/40	1,100,000	1,118,002
Series C, Refunding	5.000%	12/1/25	100,000	100,880
Series C, Refunding, AGM	5.000%	12/1/32	250,000	261,539
Chicago, IL, GO:
Chicago Works, Series A	5.500%	1/1/39	1,000,000	1,076,839
Series A	5.500%	1/1/35	385,000	408,020
Series A	5.000%	1/1/44	125,000	127,100
Series A, Refunding	5.625%	1/1/29	250,000	260,001
Chicago, IL, O’Hare International Airport Revenue:
Series C, Refunding	5.000%	1/1/43	250,000	262,601 (c)
TrIPS Obligated Group	5.000%	7/1/48	50,000	50,526 (c)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Second Lien, Series A, Refunding	5.000%	12/1/45	50,000	52,520
Chicago, IL, Wastewater Transmission Revenue, Second Lien, Series A	5.000%	1/1/47	35,000	35,840
Chicago, IL, Waterworks Revenue:
Second Lien, Series 2017, Refunding	5.000%	11/1/29	30,000	31,670
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/32	60,000	63,113
Illinois State Finance Authority Revenue:
Benedictine University, Refunding	4.000%	10/1/33	100,000	85,367
Northshore University Healthsystem, Series A, Refunding	5.000%	8/15/32	100,000	109,952
University of Illinois at Urbana, Academic Facilities Lease Revenue Bonds	5.000%	10/1/49	50,000	52,065
University of Illinois, Health Services Facility Lease Revenue Bonds	5.000%	10/1/30	250,000	268,828
Illinois State Sports Facilities Authority Revenue, Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/29	50,000	53,675
Illinois State, GO:
Series 2016	5.000%	1/1/33	25,000	25,375
See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2024 Quarterly Report

 Western Asset SMASh Series TF Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Series 2016, Refunding	5.000%	2/1/27	$25,000	$26,005
Series 2016, Refunding	5.000%	2/1/29	20,000	20,715
Series A	5.000%	5/1/36	250,000	260,587
Series A	5.000%	3/1/46	400,000	421,566
Series A, Refunding	5.000%	10/1/29	150,000	159,398
Series A, Refunding	5.000%	10/1/30	350,000	370,779
Series B	5.250%	5/1/48	250,000	271,986
Series C	5.000%	12/1/41	1,250,000	1,364,637
Series D	5.000%	11/1/27	225,000	237,005
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A, Refunding	5.000%	12/15/45	500,000	521,884
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/47	500,000	481,512
McCormick Place Expansion Project, Series B, Refunding	5.000%	6/15/42	60,000	63,528
McCormick Place Expansion Project, Series B, Refunding, AGM	0.000%	6/15/45	1,000,000	426,686
McCormick Place Expansion Project, Series B, Refunding, AGM	0.000%	12/15/56	310,000	76,884
Total Illinois				11,464,216
Indiana — 1.6%
Indiana State Finance Authority Revenue:
Marion General Hospital, Series A	4.000%	7/1/45	100,000	95,444
Midwestern Disaster Relief, Ohio Valley Electric Corp. Project, Series A	4.250%	11/1/30	100,000	103,218
Indiana State Finance Authority Wastewater Utility Revenue:
CWA Authority Project, Green Bonds, Series A	5.000%	10/1/46	325,000	330,415
CWA Authority Project, Series A, Refunding	5.000%	10/1/40	650,000	733,111
Indianapolis, IN, Local Public Improvement Bond Bank:
Courthouse and Jail Project, Series A	4.000%	2/1/44	100,000	100,547
Courthouse and Jail Project, Series A	5.000%	2/1/54	300,000	313,236
Total Indiana				1,675,971
Iowa — 0.1%
Iowa State Tobacco Settlement Authority Revenue, Asset Backed Senior Bonds, Class 1, Series A-2, Refunding	4.000%	6/1/49	100,000	94,426
Kentucky — 0.8%
Kentucky State Economic Development Finance Authority Revenue, Louisville Arena, Louisville Arena Authority Inc., Refunding, AGM	5.000%	12/1/45	100,000	103,567
Kentucky State PEA, Gas Supply Revenue, Series C	4.000%	6/1/25	200,000	200,484 (a)(b)
Louisville/Jefferson County, KY, Metropolitan Government Health System Revenue, Norton Healthcare Inc., Series A	4.000%	10/1/40	500,000	498,586
Total Kentucky				802,637
Louisiana — 0.9%
Lafayette Parish, LA, School Board Sales Tax Revenue, Series 2023	4.000%	4/1/53	250,000	252,439
Louisiana State PFA, Lease Revenue, Provident Group, Flagship Properties	5.000%	7/1/42	50,000	51,142
Shreveport, LA, Water & Sewer Revenue, Series A, AGM	5.000%	12/1/41	10,000	10,336
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Series A-3, Refunding	2.200%	7/1/26	150,000	147,138 (a)(b)
Marathon Oil Corp. Project, Series B-2, Refunding	2.375%	7/1/26	525,000	516,383 (a)(b)
Total Louisiana				977,438
See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2024
 Western Asset SMASh Series TF Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Maryland — 0.2%
Maryland State Stadium Authority, Built to Learn Revenue, Series 2021	4.000%	6/1/46	$250,000	$250,915
Massachusetts — 1.6%
Commonwealth of Massachusetts, GO, Consolidated Loan, Series A	5.000%	1/1/54	1,000,000	1,090,605
Massachusetts State DFA Revenue:
UMass Boston Student Housing Project	5.000%	10/1/28	10,000	10,192
Worcester Polytechnic Institute, Series B, Refunding	5.000%	9/1/42	75,000	77,671
Massachusetts State Port Authority Revenue:
Series A, Refunding	5.000%	7/1/33	55,000	58,570 (c)
Series A, Refunding	5.000%	7/1/36	160,000	169,418 (c)
Series E	5.000%	7/1/46	250,000	262,624 (c)
Total Massachusetts				1,669,080
Michigan — 1.4%
Great Lakes Water Authority, MI, Water Supply System Revenue:
Senior Lien, Series A	5.000%	7/1/49	650,000	691,255
Senior Lien, Series B	5.000%	7/1/39	300,000	340,995
Michigan State Finance Authority Revenue:
Henry Ford Health System, Series A	4.000%	11/15/50	100,000	94,401
The Henry Ford Health Detroit South Campus Central Utility Plant Project, Act 38 Facilities, Senior Green Bonds	5.500%	2/28/57	225,000	248,646
Tobacco Settlement Asset Backed Senior Bonds, Series B-1, Refunding	5.000%	6/1/49	15,000	15,327
Michigan State Strategic Fund Limited Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	100,000	102,478 (c)
Total Michigan				1,493,102
Missouri — 0.0%††
Missouri State HEFA Revenue, Senior Living Facilities, Lutheran Senior Services Projects, Series A	5.000%	2/1/42	50,000	50,904
Nebraska — 1.7%
Central Plains, NE, Energy Project, Series A, Refunding	5.000%	9/1/33	1,000,000	1,082,290
Douglas County, NE, Hospital Authority No 2 Revenue, Children’s Hospital Obligated Group, Series A, Refunding	4.000%	11/15/36	425,000	431,048
Omaha, NE, Public Power District, Electric System Revenue, Series B, Refunding	4.000%	2/1/46	250,000	251,461
Total Nebraska				1,764,799
Nevada — 0.2%
Sparks, NV, Tourism Improvement, Senior Sales Tax Anticipation Revenue, Series A, Refunding	2.750%	6/15/28	175,000	171,586 (e)
New Jersey — 5.5%
New Jersey State EDA Revenue:
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	1/1/39	85,000	85,083 (c)
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	7/1/42	150,000	150,126 (c)
School Facilities Construction, Series DDD	5.000%	6/15/33	50,000	52,894 (f)
School Facilities Construction, Series SSS, Refunding	5.250%	6/15/36	500,000	582,201
Special Facility, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	500,000	513,768 (c)
New Jersey State EDA, Lease Revenue, Health Department and Taxation Division Office Project, Series A	5.000%	6/15/33	105,000	109,986
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series AA	4.000%	6/15/50	500,000	493,750
Transportation Program, Series BB	4.000%	6/15/36	500,000	506,456
See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2024 Quarterly Report

 Western Asset SMASh Series TF Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New Jersey — continued
Transportation System, CAB, Series C, NATL	0.000%	12/15/31	$2,500,000	$1,968,960
Transportation System, Series A, BAM	0.000%	12/15/38	1,000,000	597,695
Transportation System, Series A, Refunding	5.000%	12/15/28	150,000	162,239
Transportation System, Series A, Refunding	4.250%	6/15/40	350,000	364,861
Tobacco Settlement Financing Corp., NJ, Revenue:
Series A, Refunding	5.000%	6/1/46	170,000	173,494
Series A, Refunding	5.250%	6/1/46	30,000	30,906
Total New Jersey				5,792,419
New York — 16.5%
Hempstead Town, NY, Local Development Corp. Revenue, Hofstra University Project, Refunding	5.000%	7/1/42	100,000	103,279
Long Island, NY, Power Authority Electric System Revenue, Series B	3.000%	9/1/29	300,000	296,810 (a)(b)
MTA, NY, Dedicated Tax Fund Revenue, Green Bonds, Subseries B-1, Refunding	4.000%	11/15/54	1,000,000	993,091
MTA, NY, Transportation Revenue:
Green Bonds, Series E, Refunding	5.000%	11/15/33	250,000	273,819
Series A-2	5.000%	5/15/30	335,000	363,539 (a)(b)
New York City, NY, GO:
Series A	4.125%	8/1/53	1,500,000	1,509,373
Subseries A-1	5.000%	8/1/47	250,000	269,436
Subseries B-1	5.250%	10/1/43	500,000	559,817
New York City, NY, HDC, Impact Revenue, Sustainable Development Bonds, Series A, HUD Section 8	4.800%	2/1/53	250,000	257,727
New York City, NY, Industrial Development Agency Revenue, Yankee Stadium Project, Refunding	4.000%	3/1/45	100,000	98,208
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2022, Series AA, Subseries AA-1	4.000%	6/15/51	500,000	497,355
New York City, NY, TFA, Future Tax Secured Revenue:
Subordinated, Series F, Subseries F-1	5.000%	2/1/47	2,075,000	2,240,299
Subordinated, Subseries C-1	5.000%	2/1/47	250,000	269,916
New York State Dormitory Authority Revenue:
New York University, Series A, Refunding	5.000%	7/1/43	50,000	51,834
Non-State Supported Debt, Memorial Sloan-Kettering Cancer Center, Series B-1	4.000%	7/1/51	250,000	250,589
New York State Dormitory Authority, Sales Tax Revenue:
Bidding Group 3, Series E, Refunding	5.000%	3/15/38	100,000	106,463
Bidding Group 4, Series E, Refunding	5.000%	3/15/44	100,000	105,434
New York State Dormitory Authority, State Personal Income Tax Revenue, Bidding Group 3, Series B, Unrefunded	5.000%	2/15/41	100,000	104,083
New York State Liberty Development Corp., Revenue, 3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	100,000	100,055 (e)
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/46	50,000	50,631
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	75,000	77,788 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	45,000	46,497 (c)
See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2024
 Western Asset SMASh Series TF Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	6.000%	4/1/35	$750,000	$843,987 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.625%	4/1/40	700,000	757,841 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	4.375%	10/1/45	250,000	243,690 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	6.000%	6/30/54	1,000,000	1,091,685 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	5.375%	6/30/60	250,000	261,604 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds, AGM	5.000%	6/30/49	750,000	778,263 (c)
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series A, Refunding	5.500%	12/31/54	200,000	216,903 (c)
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series A, Refunding, AGC	4.500%	12/31/54	500,000	504,024 (c)
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series B, Refunding, AGC	0.000%	12/31/54	200,000	134,224 (c)
LaGuardia Airport Terminal B Redevelopment Project	5.000%	7/1/30	50,000	50,060 (c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	25,000	25,001 (c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	750,000	750,013 (c)
Terminal 4 John F. Kennedy International Airport Project, Series A, Refunding	4.000%	12/1/40	300,000	296,702 (c)
New York State Urban Development Corp. Revenue, Personal Income Tax, Series C, Refunding	3.000%	3/15/48	250,000	207,654
Oneida County, NY, Local Development Corp. Revenue, Mohawk Valley Health System Project, Series A, Refunding, AGM	4.000%	12/1/49	635,000	616,918
Port Authority of New York & New Jersey Revenue, Consolidated Series 221	4.000%	7/15/45	1,000,000	973,811 (c)
Triborough Bridge & Tunnel Authority, NY, Revenue, General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	1,000,000	1,062,566 (g)
Total New York				17,440,989
North Carolina — 0.1%
North Carolina State Medical Care Commission, Retirement Facilities Revenue, The Forest at Duke Project	4.000%	9/1/41	160,000	150,651
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue, Series A, Refunding	5.000%	7/1/42	5,000	5,078
Total North Carolina				155,729
North Dakota — 0.4%
Grand Forks, ND, Health Care System Revenue, Altru Health System, Refunding, AGM	3.000%	12/1/46	550,000	443,146
Ohio — 2.0%
American Municipal Power Inc., OH, Revenue, AMP Fremont Energy Center Project, Series A, Refunding	4.000%	2/15/38	250,000	254,195
Buckeye, OH, Tobacco Settlement Financing Authority Revenue, Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	250,000	229,264
Ohio State Air Quality Development Authority Revenue:
American Electric Co. Project, Series B	2.500%	10/1/29	100,000	93,384 (a)(b)(c)
American Electric Power Co. Project, Series A, Refunding	3.750%	1/1/29	225,000	223,941 (c)
AMG Vanadium Project, Series 2019	5.000%	7/1/49	500,000	498,576 (c)
Duke Energy Corp. Project, Series B, Refunding	4.250%	6/1/27	100,000	101,597 (a)(b)(c)
See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2024 Quarterly Report

 Western Asset SMASh Series TF Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Ohio — continued
Ohio State Higher Educational Facility Commission College & University Revenue, University of Dayton 2018 Project, Series B, Refunding	5.000%	12/1/34	$500,000	$528,321
Warrensville Heights, OH, School District, GO, Unrefunded, BAM	5.000%	12/1/44	175,000	175,154
Total Ohio				2,104,432
Oregon — 1.5%
Clackamas County, OR, School District No 35, Molalla River, GO, Series 2024, School Bond Guaranty	4.000%	6/15/49	1,400,000	1,406,991
Salem, OR, Hospital Facility Authority Revenue, Capital Manor Project, Refunding	4.000%	5/15/32	185,000	181,952
Total Oregon				1,588,943
Pennsylvania — 3.7%
Allegheny County, PA, HDA Revenue, University of Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/39	150,000	150,706
Berks County, PA, IDA, Healthcare Facilities Revenue, Highlands at Wyomissing, Refunding	5.000%	5/15/32	50,000	51,285
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue	5.000%	6/1/30	50,000	53,147
Lancaster County, PA, Convention Center Authority Revenue, Hotel Room Rental Tax, Series B, Refunding, County GTD	4.750%	5/1/57	250,000	257,230
Pennsylvania State Economic Development Financing Authority Exempt Facilities Revenue, PPL Energy Supply LLC Project, Series B, Refunding	5.250%	6/1/27	200,000	203,836 (a)(b)
Pennsylvania State Economic Development Financing Authority Revenue:
Presbyterian Senior Living Project, Series B-1	5.250%	7/1/49	200,000	212,838
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.250%	6/30/53	1,350,000	1,407,685 (c)
Pennsylvania State Turnpike Commission Revenue:
Series A	5.000%	12/1/44	175,000	187,343
Series A-1	5.000%	12/1/47	25,000	25,904
Series B	5.000%	12/1/45	500,000	538,269
Series B, Refunding	5.250%	12/1/47	250,000	277,830
Subordinated, Series B	5.000%	12/1/48	100,000	104,878
Philadelphia, PA, Authority for IDR:
Charter School Revenue, Philadelphia Performing Arts: A String Theory Charter School Project, Refunding	5.000%	6/15/50	100,000	100,303
City Service Agreement Revenue, Rebuild Project	5.000%	5/1/35	250,000	264,228
State Public School Building Authority, PA, Lease Revenue, Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	20,000	20,678
Total Pennsylvania				3,856,160
Puerto Rico — 3.7%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A, Refunding	5.000%	7/1/47	500,000	515,738 (e)
Puerto Rico Commonwealth, GO:
Restructured, Series A-1	4.000%	7/1/35	175,000	173,208
Restructured, Series A-1	4.000%	7/1/37	760,000	746,553
Restructured, Series A-1	4.000%	7/1/41	100,000	96,352
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/29	195,000	89,700 *(h)
Series A	5.000%	7/1/42	320,000	147,200 *(h)
Series A	5.050%	7/1/42	100,000	46,000 *(h)
See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2024
 Western Asset SMASh Series TF Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Puerto Rico — continued
Series XX	5.250%	7/1/40	$360,000	$165,600 *(h)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	60,000	54,526
CAB, Restructured, Series A-1	0.000%	7/1/46	630,000	213,434
Restructured, Series A-1	4.550%	7/1/40	10,000	10,036
Restructured, Series A-1	4.750%	7/1/53	1,000,000	1,000,946
Restructured, Series A-1	5.000%	7/1/58	366,000	367,652
Restructured, Series A-2	4.329%	7/1/40	248,000	248,002
Total Puerto Rico				3,874,947
Rhode Island — 0.2%
Rhode Island State Health & Educational Building Corp. Revenue, Public School Program, Series F, State Aid Withholding	4.125%	5/15/54	250,000	250,606
South Carolina — 0.5%
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, Subseries B-2, Refunding (SOFR x 0.670 + 1.900%)	4.969%	3/1/31	250,000	259,936 (a)(b)
South Carolina State Jobs-EDA Hospital Facilities Revenue, Bon Secours Mercy Health Inc., Series A, Refunding	4.000%	12/1/44	250,000	249,959
Total South Carolina				509,895
South Dakota — 0.0%††
South Dakota State HEFA Revenue, Regional Health	5.000%	9/1/40	25,000	25,841
Tennessee — 2.0%
Clarksville, TN, Water, Sewer & Gas Revenue, Series A	4.000%	2/1/51	500,000	499,118
Metropolitan Government of Nashville & Davidson County, TN, Sports Authority Revenue, Series A, AGM	5.250%	7/1/48	500,000	554,552
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue, Subordinated, Series B, Refunding	5.000%	7/1/46	50,000	51,577
Tennessee State Energy Acquisition Corp., Natural Gas Revenue:
Series A	5.250%	9/1/26	425,000	433,429
Series A-1, Refunding	5.000%	5/1/28	500,000	520,686 (a)(b)
Total Tennessee				2,059,362
Texas — 10.1%
Arlington, TX, Higher Education Finance Corp., Education Revenue, Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/37	20,000	20,726
Arlington, TX, Special Tax Revenue, Subordinated Lien, Series C, BAM	5.000%	2/15/41	100,000	100,028
Austin, TX, Airport System Revenue, Series B	5.000%	11/15/44	250,000	258,730 (c)
Bexar County, TX, Hospital District, GO, Certificates of Obligation	5.000%	2/15/48	500,000	540,046
Castleberry, TX, ISD, GO, Series B, PSF-GTD	4.000%	2/15/49	250,000	250,554
Central Texas Regional Mobility Authority Revenue, Senior Lien, Series B	4.000%	1/1/51	1,245,000	1,201,770
Elgin, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	8/1/49	750,000	753,266
Forney, TX, ISD, GO, Unlimited Tax School Building Bonds, Series 2019, PSF - GTD	5.000%	2/15/49	100,000	102,442
Grand Parkway Transportation Corp., TX, System Toll Revenue, First Tier Toll Revenue, Series C, Refunding	4.000%	10/1/40	500,000	505,150
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Texas Children’s Hospital, Series B, Refunding	5.000%	10/1/31	350,000	394,016 (a)(b)
Harris County, TX, GO, Certificates of Obligation	4.000%	9/15/49	1,250,000	1,240,403
Hays, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/15/47	200,000	201,151
Houston, TX, GO, Series A	4.125%	3/1/51	300,000	300,447
See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2024 Quarterly Report

 Western Asset SMASh Series TF Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Houston, TX, Airport System Revenue:
Special Facilities, United Airlines Inc., Technical Operations Center Project	5.000%	7/15/28	$100,000	$103,207 (c)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B	5.500%	7/15/38	260,000	281,497 (c)(d)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B-1	4.000%	7/15/41	400,000	382,172 (c)
Joshua, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF-GTD	4.000%	8/15/49	350,000	350,659
Longview, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/15/49	600,000	602,996
Melissa, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF-GTD	4.000%	2/1/54	250,000	247,780
Metropolitan Transit Advanced Transportation District, TX, Sales Tax Revenue, Bexar County	4.000%	8/1/54	500,000	483,116
Newark, TX, Higher Education Finance Corp., Education Revenue, TLC Academy, Series A	4.000%	8/15/31	80,000	79,300
Southwest Texas, Higher Education Authority Inc. Revenue, Southern Methodist University Project, Refunding	5.000%	10/1/41	50,000	51,995
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Methodist Hospitals of Dallas	4.000%	10/1/47	250,000	247,080
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue:
Buckner Retirement Services Inc. Project, Refunding	5.000%	11/15/37	50,000	50,659
Buckner Retirement Services Inc. Project, Refunding	5.000%	11/15/46	50,000	50,045
Texas State, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D	6.250%	12/15/26	90,000	92,316
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
NTE Mobility Partners Segments 3 LLC, Senior Lien, Series 2023, Refunding	5.500%	6/30/43	300,000	322,545 (c)
Senior Lien, LBJ Infrastructure Group LLC, I-635 Managed Lanes Project, Series A, Refunding	4.000%	12/31/35	75,000	75,926
Van Alstyne, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF-GTD	4.000%	2/15/54	750,000	743,210
West Harris County, TX, Regional Water Authority Revenue, Series 2019, Refunding	4.000%	12/15/49	100,000	97,302
Whitesboro, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF-GTD	4.000%	2/15/54	500,000	495,473
Total Texas				10,626,007
Utah — 1.9%
Salt Lake City, UT, Airport Revenue:
Salt Lake City International Airport, Series A	5.000%	7/1/43	250,000	256,827 (c)
Salt Lake City International Airport, Series A	5.250%	7/1/48	1,000,000	1,080,454 (c)
Utah State Charter School Finance Authority, Charter School Revenue:
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/37	5,000	5,077
Utah Charter Academies Project, Series 2018, UT CSCE	5.000%	10/15/38	220,000	225,464
Utah State Infrastructure Agency, Telecommunications Revenue, Series A	5.250%	10/15/33	200,000	207,667
Vineyard Redevelopment Agency, UT, Tax Increment Revenue, Series 2021, Refunding, AGM	4.000%	5/1/46	275,000	269,293
Total Utah				2,044,782
Virginia — 1.3%
Arlington County, VA, IDA Revenue:
Refunding	5.000%	2/15/43	50,000	51,784
Virginia Hospital Center, Refunding	5.000%	7/1/36	200,000	216,367
See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2024
 Western Asset SMASh Series TF Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Virginia — continued
Isle of Wight County, VA, EDA Revenue, Riverside Health System, Series 2023, AGM	4.750%	7/1/53	$250,000	$263,872
Virginia State Small Business Financing Authority Revenue:
National Senior Campuses, Inc., Series A, Refunding	5.000%	1/1/34	85,000	90,247
Senior Lien, 95 Express Lanes LLC Project, Refunding	5.000%	1/1/37	130,000	138,452 (c)
Senior Lien, 95 Express Lanes LLC Project, Refunding	5.000%	1/1/38	350,000	371,754 (c)
Senior Lien, I-495 HOT Lanes Project, Refunding	5.000%	12/31/47	200,000	210,255 (c)
Total Virginia				1,342,731
Washington — 0.6%
Port of Seattle, WA, Intermediate Lien Revenue, Series 2022, Refunding	5.000%	8/1/41	250,000	266,948 (c)
Washington State Health Care Facilities Authority Revenue:
Commonspirit Health, Series A, Refunding	5.000%	8/1/44	200,000	208,415
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/50	100,000	105,459
Total Washington				580,822
Wisconsin — 1.1%
Public Finance Authority, WI, Revenue:
Cone Health, Series A	5.000%	10/1/52	250,000	266,564
The Carmelite System Inc. Obligated Group, Refunding	5.000%	1/1/45	50,000	51,077
Public Finance Authority, WI, Student Housing Revenue, CHF Wilmington LLC, University of North Carolina at Wilmington Project, AGM	5.000%	7/1/53	100,000	102,330
Wisconsin State HEFA Revenue:
Bellin Memorial Hospital Inc., Series A	5.500%	12/1/52	250,000	275,667
Medical College, Series 2016, Refunding	4.000%	12/1/46	500,000	496,683
Total Wisconsin				1,192,321

Total Municipal Bonds (Cost — $99,775,450)				101,717,261
Municipal Bonds Deposited in Tender Option Bond Trusts(i) — 4.7%
Florida — 2.6%
Florida State Department of Transportation Turnpike Revenue:
Series C	4.000%	7/1/51	1,400,000	1,401,543
Series C	4.000%	7/1/54	1,400,000	1,390,811
Total Florida				2,792,354
New York — 2.1%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2023, Subseries AA-1	5.250%	6/15/52	1,000,000	1,102,353
New York State, NY, Urban Development State Sales Revenue, Series A	5.000%	3/15/47	1,000,000	1,090,549
Total New York				2,192,902

Total Municipal Bonds Deposited in Tender Option Bond Trusts (Cost — $4,810,771)				4,985,256
Total Investments before Short-Term Investments (Cost — $104,586,221)				106,702,517
Short-Term Investments — 0.6%
Municipal Bonds — 0.6%
Maryland — 0.6%
Maryland State Health & Higher EFA Revenue, University of Maryland Medical System, Series D, Refunding, LOC - TD Bank N.A. (Cost — $600,000)	2.000%	7/1/41	600,000	600,000 (j)(k)
See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2024 Quarterly Report

 Western Asset SMASh Series TF Fund
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value
Overnight Deposits — 0.0%††
BNY Mellon Cash Reserve Fund (Cost — $45,815)	1.350%	45,815	$45,815 (l)

Total Short-Term Investments (Cost — $645,815)			645,815
Total Investments — 101.8% (Cost — $105,232,036)			107,348,332
TOB Floating Rate Notes — (2.9)%			(3,035,000)
Other Assets in Excess of Other Liabilities — 1.1%			1,172,221
Total Net Assets — 100.0%			$105,485,553

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Maturity date shown represents the mandatory tender date.
(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(d)	Securities traded on a when-issued or delayed delivery basis.
(e)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(f)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.
(g)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(h)	The coupon payment on this security is currently in default as of November 30, 2024.
(i)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust.
(j)
Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The
SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s
Short-term Obligation Rate Transparency System.

(k)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.
(l)	Rate shown is one-day yield as of the end of the reporting period.

See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2024
 Western Asset SMASh Series TF Fund
Abbreviation(s) used in this schedule:
AGC	—	Assured Guaranty Corporation — Insured Bonds
AGM	—	Assured Guaranty Municipal Corporation — Insured Bonds
BAM	—	Build America Mutual — Insured Bonds
CAB	—	Capital Appreciation Bonds
COP	—	Certificates of Participation
CSCE	—	Charter School Credit Enhancement
CWA	—	Clean Water Act
DFA	—	Development Finance Agency
EDA	—	Economic Development Authority
EFA	—	Educational Facilities Authority
GO	—	General Obligation
GTD	—	Guaranteed
HDA	—	Housing Development Authority
HDC	—	Housing Development Corporation
HEFA	—	Health & Educational Facilities Authority
HUD	—	Housing & Urban Development
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
ISD	—	Independent School District
LOC	—	Letter of Credit
MFA	—	Municipal Finance Authority
MTA	—	Metropolitan Transportation Authority
NATL	—	National Public Finance Guarantee Corporation — Insured Bonds
PEA	—	Public Energy Authority
PFA	—	Public Facilities Authority
PSF	—	Permanent School Fund
SD	—	School District
SOFR	—	Secured Overnight Financing Rate
TFA	—	Transitional Finance Authority
USD	—	Unified School District
At November 30, 2024, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
U.S. Treasury Ultra Long-Term Bonds	25	3/25	$3,098,114	$3,179,688	$81,574
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset SMASh Series TF Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Franklin Templeton Fund Adviser, LLC (“FTFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of FTFA. FTFA and the subadviser do not charge investment management fees to the Fund.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.
Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

Western Asset SMASh Series TF Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
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Level 1 — unadjusted quoted prices in active markets for identical investments
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Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
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Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$101,717,261	—	$101,717,261
Municipal Bonds Deposited in Tender Option Bond Trusts	—	4,985,256	—	4,985,256
Total Long-Term Investments	—	106,702,517	—	106,702,517
Short-Term Investments†:
Municipal Bonds	—	600,000	—	600,000
Overnight Deposits	—	45,815	—	45,815
Total Short-Term Investments	—	645,815	—	645,815
Total Investments	—	$107,348,332	—	$107,348,332
Other Financial Instruments:
Futures Contracts††	$81,574	—	—	$81,574
Total	$81,574	$107,348,332	—	$107,429,906

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.

Western Asset SMASh Series TF Fund 2024 Quarterly Report